Derivatives and hedging activities - Contingent credit risk (Details 3) - CHF (SFr) SFr in Billions	Dec. 31, 2017	Dec. 31, 2016
Contingent credit risk
Current net exposure	SFr 6.7	SFr 11.8
Collateral posted	4.5	9.7
Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.4	0.5
Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	1.6	2.2
Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	2.1	2.9
Bilateral counterparties
Contingent credit risk
Current net exposure	5.4	10.5
Collateral posted	4.4	9.5
Bilateral counterparties | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.2	0.3
Bilateral counterparties | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.9	1.3
Bilateral counterparties | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	1.0	1.5
Special purpose entities
Contingent credit risk
Current net exposure	0.1	0.2
Collateral posted	0.1	0.2
Special purpose entities | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.1	0.2
Special purpose entities | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.2	0.4
Special purpose entities | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	0.4	0.7
Accelerated terminations
Contingent credit risk
Current net exposure	1.2	1.1
Accelerated terminations | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.1	0.0
Accelerated terminations | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.5	0.5
Accelerated terminations | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	0.7	0.7
Bank
Contingent credit risk
Current net exposure	6.7	11.8
Collateral posted	4.5	9.7
Bank | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.4	0.5
Bank | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	1.6	2.2
Bank | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	2.1	2.9
Bank | Bilateral counterparties
Contingent credit risk
Current net exposure	5.4	10.5
Collateral posted	4.4	9.5
Bank | Bilateral counterparties | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.2	0.3
Bank | Bilateral counterparties | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.9	1.3
Bank | Bilateral counterparties | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	1.0	1.5
Bank | Special purpose entities
Contingent credit risk
Current net exposure	0.1	0.2
Collateral posted	0.1	0.2
Bank | Special purpose entities | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.1	0.2
Bank | Special purpose entities | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.2	0.4
Bank | Special purpose entities | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	0.4	0.7
Bank | Accelerated terminations
Contingent credit risk
Current net exposure	1.2	1.1
Bank | Accelerated terminations | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.1	0.0
Bank | Accelerated terminations | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.5	0.5
Bank | Accelerated terminations | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	SFr 0.7	SFr 0.7